Accrued charges and deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Accrued Charges And Deposits
Provision for individual income tax underpaid penalty	$ 1,893	$ 1,893
Accrued provision for severance payment	693	568
Accrued audit fee	160	160
Accrued salary and wages	152	124
Other	345	420
Total	$ 3,243	$ 3,165